Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table total for PEO (b) (1)	Compensation Actually Paid to PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (h) (4) $ in 000’s	Adjusted EBITDA from Continuing Operations (i) (5) $ in 000’s
					Total Shareholder Return (f) (3)	Peer Group Total Shareholder Return (g) (3)
Fiscal 2025	351,182	351,182	1,520,977	3,531,524	$128.55	$273.15	26,503	57,535
Fiscal 2024	350,250	350,250	1,252,468	1,229,153	$105.91	$311.58	175,130	50,464
Fiscal 2023	345,589	345,589	1,670,727	1,427,555	$105.07	$205.58	(2,652)	51,792
Fiscal 2022	334,114	334,114	1,371,414	1,156,664	$99.55	$147.16	(23,217)	36,683
Fiscal 2021	308,338	308,338	937,661	886,430	$105.35	$198.46	(7,839)	19,539

Company Selected Measure Name	Adjusted EBITDA from continuing operations
Named Executive Officers, Footnote	Greg Daily served as PEO for each of the years on the table. The non-PEO Named Executive Officers included in columns (d) and (e) are as follows:

Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025
Clay Whitson	Clay Whitson	Clay Whitson	Clay Whitson	Clay Whitson
Rick Stanford	Rick Stanford	Rick Stanford	Rick Stanford	Rick Stanford
		Paul Maple	Paul Maple	Paul Christians
		Paul Christians	Paul Christians	Geoff Smith
Geoff Smith

PEO Total Compensation Amount	$ 351,182	$ 350,250	$ 345,589	$ 334,114	$ 308,338
PEO Actually Paid Compensation Amount	$ 351,182	350,250	345,589	334,114	308,338
Adjustment To PEO Compensation, Footnote	Below is an explanation of the amounts deducted and added from Summary Compensation table total compensation amounts to determine “compensation actually paid” in accordance with Item 402(v)(2) of Regulation S-K:

PEO
	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation table total	$351,182	$350,250	$345,589	$334,114	$308,338
Less grant date fair value of stock awards	—	—	—	—	—
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	—
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	—	—	—	—	—
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	—	—	—	—	—
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—
Compensation Actually Paid	$351,182	$350,250	$345,589	$334,114	$308,338

	Non-PEO Named Executive Officers (averages)
	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation table total	$1,520,977	$1,252,468	$1,670,727	$1,371,414	$937,661
Less grant date fair value of stock awards	(1,186,800)	(960,653)	(1,342,033)	(1,052,933)	(648,813)
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	1,298,400	1,003,389	884,993	814,868	332,667
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	505,022	(65,859)	146,350	70,421	308,381
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	1,393,925	(192)	67,518	(47,106)	(43,466)
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—
Compensation Actually Paid	$3,531,524	$1,229,153	$1,427,555	$1,156,664	$886,430

Non-PEO NEO Average Total Compensation Amount	$ 1,520,977	1,252,468	1,670,727	1,371,414	937,661
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,531,524	1,229,153	1,427,555	1,156,664	886,430
Adjustment to Non-PEO NEO Compensation Footnote	Below is an explanation of the amounts deducted and added from Summary Compensation table total compensation amounts to determine “compensation actually paid” in accordance with Item 402(v)(2) of Regulation S-K:

PEO
	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation table total	$351,182	$350,250	$345,589	$334,114	$308,338
Less grant date fair value of stock awards	—	—	—	—	—
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	—
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	—	—	—	—	—
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	—	—	—	—	—
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—
Compensation Actually Paid	$351,182	$350,250	$345,589	$334,114	$308,338

	Non-PEO Named Executive Officers (averages)
	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation table total	$1,520,977	$1,252,468	$1,670,727	$1,371,414	$937,661
Less grant date fair value of stock awards	(1,186,800)	(960,653)	(1,342,033)	(1,052,933)	(648,813)
Add year-end fair value of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	1,298,400	1,003,389	884,993	814,868	332,667
Add change in fair value as of vesting date compared to prior year-end fair value for vested and outstanding awards granted in prior fiscal years	505,022	(65,859)	146,350	70,421	308,381
Add change in fair value as of fiscal year-end compared to prior year-end fair value for unvested and outstanding awards granted in prior fiscal years	1,393,925	(192)	67,518	(47,106)	(43,466)
Less amount equal to the fair value at end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions	—	—	—	—	—
Add dividends paid on unvested equity awards during fiscal year	—	—	—	—	—
Compensation Actually Paid	$3,531,524	$1,229,153	$1,427,555	$1,156,664	$886,430

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 128.55	105.91	105.07	99.55	105.35
Peer Group Total Shareholder Return Amount	273.15	311.58	205.58	147.16	198.46
Net Income (Loss)	$ 26,503,000	$ 175,130,000	$ (2,652,000)	$ (23,217,000)	$ (7,839,000)
Company Selected Measure Amount	57,535,000	50,464,000	51,792,000	36,683,000	19,539,000
PEO Name	Greg Daily
Additional 402(v) Disclosure	Columns (f) and (g) represent the cumulative total shareholder return (“TSR”) of the Company and the S&P Information Technology index, respectively, over the applicable measurement period, as calculated in the manner prescribed by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P Information Technology index, respectively, and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
(4)Reflects net income (loss) set forth in the consolidated financial statements of the Company for the fiscal years ended September 30, 2025, 2024, 2023, 2022 and 2021, respectively, including such amounts for the fiscal years ended September 30, 2025, September 30, 2024, and September 30, 2023, included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025, filed on November 21, 2025. Net income for the fiscal year ended September 30, 2025, included a gain on sale of $26.0 million resulting from the completion of the sale of our Healthcare RCM Business in May 2025 and net income for the fiscal year ended September 30, 2024, included a gain on sale of $205.6 million resulting from the completion of the sale of our Merchant Services Business in September 2024.
The following graphs illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company TSR and cumulative TSR of the S&P 500 Information Technology index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules, and may not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA from continuing operations
Non-GAAP Measure Description	Adjusted EBITDA from continuing operations is the company-selected financial performance measure that, in our assessment, represents the most important performance measure used to link compensation actually paid to our named executive officers to company performance for the year ended September 30, 2025. See Appendix A for additional information regarding Adjusted EBITDA from continuing operations, including the manner in which Adjusted EBITDA from continuing operations is calculated and a reconciliation of Adjusted EBITDA from continuing operations for the fiscal year ended September 30, 2025, to the most comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Annualized Recurring Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price performance
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings from Continuing Operations Per Share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,186,800)	(960,653)	(1,342,033)	(1,052,933)	(648,813)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,298,400	1,003,389	884,993	814,868	332,667
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,393,925	(192)	67,518	(47,106)	(43,466)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	505,022	(65,859)	146,350	70,421	308,381
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0